Share - Based Payment	12 Months Ended
Jun. 30, 2018
Share - Based Payment

NOTE 30. SHARE-BASED PAYMENTS

a) Executive Incentive Plan (EIP)

Equity incentives are granted under the Executive Incentive Plan (EIP) which was approved by shareholders at the 2015 Annual General Meeting. In light of our increasing operations globally the Board reviewed the Company’s incentive arrangements to ensure that it continued to retain and motivate key executives in a manner that is aligned with members’ interests. As a result of that review, an ‘umbrella’ EIP was adopted to which eligible executives are invited to apply for the grant of performance rights and/or options. Equity incentives granted in accordance with the EIP Rules are designed to provide meaningful remuneration opportunities and will reflect the importance of retaining a world-class management team. The Company endeavors to achieve simplicity and transparency in remuneration design, whilst also balancing competitive market practices in France, Germany, and Australia. The company grants Short Term Incentives (STIs) and Long Term Incentives (LTIs) under the EIP.

Set out below are summaries of all STI and LTI performance rights granted under the EIP excluding the performance rights issued to non-executive directors:

2018 Grant date	Fair value	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Lapsed during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
September 19, 2014	0.044	2,757,353	—	—	—	2,757,353	—
September 19, 2014	0.044	919,118	—	—	—	919,118	—
November 14, 2014	0.038	9,191,177	—	—	—	9,191,177	—
November 14, 2014	0.040	3,063,725	—	—	—	3,063,725	—
August 5, 2015	0.047	14,000,001	—	(14,000,001)	—	—	—
October 1, 2015	0.060	600,000	—	—	—	600,000	—
October 1, 2015	0.061	200,000	—	—	—	200,000	—
March 7, 2016	0.041	1,486,326	—	(1,486,326)	—	—	—
February 10, 2017	0.035	1,634,375	—	(1,634,375)	—	—	—
2 August 2017	0.020	—	3,900,000	—	—	3,900,000	—
November 17, 2017	0.024	—	50,000,000	(16,666,667)	—	33,333,333	—
November 28, 2017	0.023	—	15,000,000	—	—	15,000,000	15,000,000
November 29, 2017	0.023	—	60,000,000	(20,000,000)	—	40,000,000	—

Total		33,852,075	128,900,000	(53,787,369)	—	108,964,706	15,000,000

2017 Grant date	Fair value	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Lapsed during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
September 19, 2014	0.044	5,422,794	—	—	(2,665,441)	2,757,353	—
September 19, 2014	0.044	1,807,598	—	—	(888,480)	919,118	—
November 14, 2014	0.038	9,191,177	—	—	—	9,191,177	—
November 14, 2014	0.040	3,063,725	—	—	—	3,063,725	—
August 5, 2015	0.047	28,000,001	—	(14,000,000)	—	14,000,001	—
October 1, 2015	0.060	600,000	—	—	—	600,000	—
October 1, 2015	0.061	200,000	—	—	—	200,000	—
December 29, 2015	0.050	1,538,462	—	(1,538,462)	—	—	—
March 7, 2016	0.041	1,486,326	—	—	—	1,486,326	—
February 10, 2017	0.035	—	1,634,375	—	—	1,634,375	—

Total		51,310,083	1,634,375	(15,538,462)	(3,553,921)	33,852,075	—

The fair value at grant date for Short Term Incentive (STI) performance rights are determined using a Black-Scholes option pricing model that takes into account the exercise price, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk free interest rate for the term of the option.

The model inputs for STI performance rights granted during the year ended June 30, 2018 included:

Grant date	August 2, 2017	November 17, 2017	November 28, 2017	November 29, 2017
Share price at grant date	$0.020	$0.024	$0.023	$0.023
Expected price volatility of the Company’s shares	49%	73%	74%	74%
Expected dividend yield	Nil	Nil	Nil	Nil
Risk-free interest rate	1.75%	1.79%	1.88%	1.73%

The model inputs for STI performance rights granted during the year ended June 30, 2017 included:

Grant date	February 10, 2017
Share price at grant date	$0.035
Expected price volatility of the Company’s shares	54%
Expected dividend yield	Nil
Risk-free interest rate	1.80%

The model inputs for STI performance rights granted during the year ended June 30, 2016 included:

Grant date	August 5, 2015	December 29, 2015	March 7, 2016
Share price at grant date	$0.047	$0.050	$0.041
Expected price volatility of the Company’s shares	167%	169%	169%
Expected dividend yield	Nil	Nil	Nil
Risk-free interest rate	2.03%	1.97%	2.14%

The fair value at grant date for 42,000,000 long term incentives issued on August 5, 2015 are determined using a Black Scholes option pricing model that takes into account the exercise price, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk free interest rate for the term of the option.

The model inputs for these performance rights granted included:

Grant date	August 5, 2015
Measurement period	August 5, 2015 to August 5, 2017
Share price at grant date	$0.047
Expected price volatility of the Company’s shares	162%
Expected dividend yield	Nil
Risk-free interest rate	1.95%

The fair value at grant date for long term incentives are determined using an “Up and in Call” Barrier Option Pricing Model.

The model inputs for performance rights granted during the year ended June 30, 2016 included:

Grant date	August 5, 2015	October 1, 2015
Measurement period – tranche 1	August 5, 2015 to October 2, 2017	October 1, 2015 to October 2, 2017
Measurement period – tranche 2	August 5, 2015 to October 2, 2018	October 1, 2015 to October 2, 2018
Barrier price	CAGR 20% per annum over measurement period	CAGR 20% per annum over measurement period
Share price at grant date	$0.047	$0.058
Expected price volatility of the Company’s shares	120%	120%
Expected dividend yield	Nil	Nil
Risk-free interest rate	2.12%	1.94%

Set out below are summaries of options granted under the EIP:

2018 Grant date	Expiry date	Exercise price	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Forfeited during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
December 23, 2013	June, 30, 2018	0.0774	1,515,752	—	—	(1,515,752)	—	—
January 24, 2014	June, 30, 2018	0.0774	165,116	—	—	(165,116)	—	—

Total			1,680,868	—	—	(1,680,868)	—	—

Weighted average exercise price		0.0774					—
2017 Grant date	Expiry date	Exercise price	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Forfeited during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
December 23, 2013	June, 30, 2018	0.0774	1,515,752	—	—	—	1,515,752	1,515,752
January 24, 2014	June, 30, 2018	0.0774	165,116	—	—	—	165,116	165,116

Total			1,680,868	—	—	—	1,680,868	1,680,868

Weighted average exercise price		0.0774					0.0774
2016 Grant date	Expiry date	Exercise price	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Forfeited during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
December 23, 2013	June, 30, 2018	0.0774	1,515,752	—	—	—	1,515,752	1,515,752
January 24, 2014	June, 30, 2018	0.0774	165,116	—	—	—	165,116	165,116

Total			1,680,868	—	—	—	1,680,868	1,680,868

Weighted average exercise price		0.0774					0.0774

No options expired during the periods covered by the above tables.

Fair value of options granted

No options were granted during the year ended June 30, 2018 (2017 – Nil). The fair value at grant date is determined using a Black-Scholes option pricing model that takes into account the exercise price, the term of the option, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk free interest rate for the term of the option.

(b) Performance rights issued to non-executive directors with shareholders’ approval

At the 2017 annual general meeting, shareholders approved the issue of 13,272,356 performance rights to Mr Grant Chamberlain in lieu of cash for his services as a non-executive director. When exercisable, each performance right is convertible into one ordinary share. The weighted average remaining contractual life of performance rights outstanding at the end of the period was less than 1.2 years.

Set out below are summaries of performance rights granted with shareholders’ approval.

2018 Grant date	Type of performance right granted	Fair value	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Lapsed during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
November 14, 2014	Director rights	0.037	857,844	—	(857,844)	—	—	—
November 25, 2016	Director rights	0.038	10,023,350	—	(1,814,249)	—	8,209,101	—
November 17, 2017	Director rights	0.024	—	13,272,356	—	—	13,272,356	—

Total			10,881,194	13,272,356	(2,672,093)	—	21,481,457	—

2017 Grant date	Type of performance right granted	Fair value	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Lapsed during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
November 14, 2014	Director rights	0.037	3,431,373	—	(2,573,529)	—	857,844	—
November 25, 2016	Director rights	0.038	—	10,023,350	—	—	10,023,350	—

Total			3,431,373	10,023,350	(2,573,529)	—	10,881,194	—

2016 Grant date	Type of performance right granted	Fair value	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Lapsed during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
November 14, 2014	Director rights	0.037	6,004,902	—	(2,573,529)	—	3,431,373	—

Total			6,004,902	—	(2,573,529)	—	3,431,373	—

Fair value of performance rights granted

The fair value at grant date for the performance rights issued to non-executive directors with shareholders’ approval are determined using a Black-Scholes option pricing model that takes into account the exercise price, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk free interest rate for the term of the option.

The model inputs for STI performance rights granted during the year ended 30 June 2018 included:

Grant date	17 November 2017
Share price at grant date	$0.024
Expected price volatility of the Company’s shares	73%
Expected dividend yield	Nil
Risk-free interest rate	1.79%

The model inputs for STI performance rights granted during the year ended June 30, 2017 included:

Grant date	25 November 2016
Share price at grant date	$0.037
Expected price volatility of the Company’s shares	56%
Expected dividend yield	Nil
Risk-free interest rate	1.92%

(c) Options issued to other parties

During the financial year ended June 30, 2016, options were issued to Ridgeback Capital Investments and Trout Group LLC and these are exercisable at June 30, 2018.

Set out below is a summary of the options granted to both parties:

2018 Grant date	Expiry date	Exercise price	Balance at start of the year	Granted during the year	Exercised during the year	Forfeited during the year	Balance at end of the year	Vested and exercisable at end of the year
			Number	Number	Number	Number	Number	Number
July 31, 2015	August 5,2020	0.0237	371,445,231	—	—	—	371,445,231	371,445,231
July 31, 2015	August 5, 2021	0.025	8,475,995	—	—	—	8,475,995	8,475,995
October 30, 2015	October 30, 2020	0.057	793,103	—	—	—	793,103	793,103
March 7, 2016	March 7, 2021	0.040	1,026,272	—	—	—	1,026,272	1,026,272
Total			381,740,601	—	—	—	381,740,601	381,740,601

Fair value of options granted

There were no options granted during the year ended June 30, 2018 (2017 – nil). The fair value at grant date is determined using a Black-Scholes option pricing model that takes into account the exercise price, the term of the option, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk free interest rate for the term of the option.

(d) Warrants issued to US investors

In July 2017, the Company completed its first US capital raise. In this private placement, the Company agreed to issue unregistered warrants to purchase up to 1,973,451 ADSs. Please refer to note 14 for more details.

(e) Expenses arising from share-based payment transactions

Total expenses arising from share-based payment transactions recognized during the period as part of employee benefit expense were as follows:

	Consolidated
	June 30, 2018 A$	June 30, 2017 A$
Employee share-based payment expense	2,263,843	862,227

	2,263,843	862,227

Share-based payment transactions with employees are recognised during the period as a part of corporate administrative expenses.